LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE - Changes in the loss allowance of loan recognized (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	¥ (1,182,609)	¥ (2,190,575)
Addition		(68,578)
(Provision for)reversal of credit losses	1,174	(32,863)
Write-off	5,025	245,299
Bought out by certain non-bank financing institutions without recourse	428,947
Payments from the borrowers or other recoveries	14,294	819
Ending balance of the period	¥ (733,169)	¥ (2,045,898)